UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/07

Check here if Amendment  [ ] ; Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      COMMUNITY BANKS, INC.
Address:   777 EAST PARK DRIVE
           HARRISBURG, PA 17111

13F File Number:  028-12269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      LORETTA GOCKLEY
Title:     VICE PRESIDENT OPERATIONS OFFICER
Phone:     717-354-3613
Signature, Place, and Date of Signing:

     LORETTA GOCKLEY     BLUE BALL, PA     APRIL 30, 2007


Report Type  (Check only one.):

[ ]     13F HOLDINGS REPORT.

[X]     13F NOTICE.

[ ]     13F COMBINATIONS REPORT.

List  of  Other  Managers  Reporting  for  this  Manager:

Form  13F  File  Number     Name
028-12192                   CommunityBanks

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934